General (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2014	2013	2012
Premiums
Traditional life insurance	$44,222	$38,618	$19,828
Immediate annuities with life contingencies	240	4,349	6,653
Accident and health insurance	14,608	12,822	11,556

Total premiums	59,070	55,789	38,037

Contract charges
Interest-sensitive life insurance	73,151	72,740	54,357
Fixed annuities	295	398	1,331

Total contract charges	73,446	73,138	55,688

Total premiums and contract charges	$132,516	$128,927	$93,725